STOCK BASED COMPENSATION (Details 2)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Expected option life (years)	7 years 5 months 30 days	6 years 5 months 30 days	6 years 5 months 30 days	6 years 5 months 30 days
Expected dividend yield	0.00%	0.00%	0.00%	0.00%
Risk-free interest rate	2.07%			2.00%
Maximum [Member]
Risk-free interest rate		2.90%	2.90%
Expected stock price volatility	116.00%	145.00%	145.00%	135.00%
Minimum [Member]
Risk-free interest rate		2.40%	2.90%
Expected stock price volatility	114.00%	137.00%	137.00%	51.00%